Schedule of Investments(a)
May 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–86.09%
Aerospace & Defense–0.47%
TransDigm, Inc., 6.00%, 01/15/2033(b)	$5,375,000	$5,322,498
Alternative Carriers–0.81%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	309,000	273,766
5.38%, 06/15/2029(b)	173,000	153,267
10.00%, 10/15/2032(b)	647,000	664,372
Series P, 7.60%, 09/15/2039	306,000	259,335
Series U, 7.65%, 03/15/2042	272,000	224,749
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	5,405,000	5,629,178
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (Acquired 02/06/2024-12/03/2024; Cost $1,155,802)(b)(c)	1,300,000	1,224,058
6.13%, 03/01/2028 (Acquired 08/01/2024-12/03/2024; Cost $748,633)(b)(c)	920,000	794,185
		9,222,910
Application Software–1.99%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	6,175,000	5,716,613
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	3,308,000	3,388,480
8.25%, 06/30/2032(b)	4,917,000	5,175,202
Fair Isaac Corp., 6.00%, 05/15/2033(b)	2,853,000	2,854,746
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	1,913,000	1,912,062
6.50%, 06/01/2032(b)	3,641,000	3,741,299
		22,788,402
Automobile Manufacturers–1.00%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	5,740,000	5,647,442
3.75%, 01/30/2031(b)	6,356,000	5,774,697
		11,422,139
Automotive Parts & Equipment–2.53%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	430,000	438,280
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	5,568,000	5,854,095
Forvia SE (France), 8.00%, 06/15/2030(b)(d)	5,618,000	5,714,478
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	8,807,000	8,304,468
PHINIA, Inc.,
6.75%, 04/15/2029(b)	5,740,000	5,874,098
6.63%, 10/15/2032(b)	2,807,000	2,793,084
		28,978,503
Principal Amount		Value
Automotive Retail–2.59%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(e)	$5,310,146	$6,163,013
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 11.50%, 08/15/2029(b)	500,000	464,235
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	5,657,000	5,771,645
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	2,966,000	2,859,585
8.25%, 08/01/2031(b)	5,456,000	5,789,083
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	2,740,000	2,704,774
4.38%, 01/15/2031(b)(d)	6,255,000	5,866,638
		29,618,973
Broadcasting–0.89%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	2,300,000	1,759,886
Gray Media, Inc., 5.38%, 11/15/2031(b)	1,104,000	789,216
iHeartCommunications, Inc.,
4.75%, 01/15/2028(b)	375,000	300,234
9.13%, 05/01/2029(b)	825,000	685,769
10.88%, 05/01/2030(b)	750,000	368,678
7.00%, 01/15/2031(b)	100,000	74,526
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	500,000	427,960
5.38%, 01/15/2031(b)	353,000	244,453
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	4,470,000	4,472,871
7.38%, 06/30/2030(b)(d)	1,169,000	1,093,670
		10,217,263
Broadline Retail–0.73%
Kohl’s Corp.,
10.00%, 06/01/2030(b)	484,000	497,504
5.13%, 05/01/2031(d)	3,643,000	2,335,430
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	6,511,000	5,510,911
		8,343,845
Building Products–0.05%
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	649,000	519,416
Cable & Satellite–6.36%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	4,376,000	4,333,590
5.38%, 06/01/2029(b)	6,432,000	6,347,166
4.75%, 02/01/2032(b)(d)	5,989,000	5,548,068
4.50%, 05/01/2032	6,629,000	6,038,148
4.50%, 06/01/2033(b)	3,400,000	3,026,433
4.25%, 01/15/2034(b)(d)	3,652,000	3,155,083
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
CSC Holdings LLC,
11.75%, 01/31/2029(b)	$2,128,000	$1,996,216
6.50%, 02/01/2029(b)	1,538,000	1,228,508
5.75%, 01/15/2030(b)	3,346,000	1,691,850
4.13%, 12/01/2030(b)	1,000,000	687,119
4.63%, 12/01/2030(b)	2,146,000	988,995
4.50%, 11/15/2031(b)	3,347,000	2,265,674
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	2,917,000	2,841,223
DISH DBS Corp.,
5.75%, 12/01/2028(b)	2,014,000	1,708,178
5.13%, 06/01/2029	1,717,000	1,130,353
DISH Network Corp., 11.75%, 11/15/2027(b)	2,575,000	2,658,381
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(e)	8,584,597	7,388,119
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	400,000	338,000
8.13%, 02/15/2033(b)	1,100,000	1,101,507
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	5,916,000	5,618,417
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	3,575,000	4,099,826
Virgin Media O2 Vendor Financing Notes V DAC (Ireland), 7.84%, 03/15/2032(b)	2,000,000	2,760,654
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	6,325,000	5,845,252
		72,796,760
Casinos & Gaming–0.99%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	6,434,000	5,818,285
Viking Cruises Ltd., 7.00%, 02/15/2029(b)	5,515,000	5,557,406
		11,375,691
Commercial & Residential Mortgage Finance–1.77%
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/2028(b)	5,945,000	5,936,514
7.13%, 02/01/2032(b)	5,583,000	5,817,698
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	3,050,000	2,897,796
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	5,531,000	5,605,631
		20,257,639
Commodity Chemicals–0.74%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	8,250,000	8,497,698
Communications Equipment–0.25%
CommScope LLC, 9.50%, 12/15/2031(b)(d)	2,766,000	2,876,828
Construction & Engineering–0.04%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	490,000	440,106
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.49%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	$5,537,000	$5,592,182
Consumer Finance–3.23%
EZCORP, Inc., 7.38%, 04/01/2032(b)	10,707,000	11,137,968
FirstCash, Inc.,
5.63%, 01/01/2030(b)	2,629,000	2,612,739
6.88%, 03/01/2032(b)	8,324,000	8,542,575
Navient Corp.,
5.00%, 03/15/2027	3,476,000	3,442,832
9.38%, 07/25/2030	2,043,000	2,226,739
OneMain Finance Corp.,
3.50%, 01/15/2027	2,565,000	2,486,914
6.63%, 05/15/2029	2,358,000	2,387,232
7.13%, 09/15/2032	3,595,000	3,621,860
PRA Group, Inc., 8.88%, 01/31/2030(b)	500,000	513,143
		36,972,002
Copper–0.48%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	2,699,000	2,746,200
8.00%, 03/01/2033(b)	2,800,000	2,782,065
		5,528,265
Data Processing & Outsourced Services–0.51%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	4,994,000	5,832,981
Diversified Financial Services–5.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(f)	8,068,000	8,280,902
Avation Capital S.A. (Singapore), 9.00% PIK Rate, 8.25% Cash Rate, 10/31/2026(b)(e)	11,840,000	11,534,491
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	2,877,000	2,843,648
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	8,299,000	8,474,856
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	2,930,000	3,062,694
6.13%, 11/01/2032(b)	8,323,000	8,342,642
6.75%, 05/01/2033(b)	5,495,000	5,639,007
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	5,158,000	5,480,602
8.25%, 05/15/2030(b)	2,937,000	3,008,548
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	8,004,000	8,338,087
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
9.50%, 06/01/2028(b)	250,000	246,519
6.38%, 02/01/2030(b)	250,000	224,735
		65,476,731
Diversified Metals & Mining–0.50%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	5,663,000	5,681,614
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Diversified REITs–1.05%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	$6,887,000	$6,522,495
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	1,263,000	1,151,799
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	2,936,000	3,116,576
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	1,268,000	1,196,680
		11,987,550
Diversified Support Services–1.70%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	8,089,000	8,271,452
7.75%, 03/15/2031(b)	7,920,000	8,300,576
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	6,263,000	2,834,008
		19,406,036
Drug Retail–0.13%
Walgreen Co., 4.40%, 09/15/2042	250,000	222,677
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044	597,000	551,853
4.65%, 06/01/2046	250,000	225,772
4.10%, 04/15/2050	506,000	430,355
		1,430,657
Electric Utilities–2.37%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(f)	5,850,000	5,795,221
Duke Energy Corp., 6.45%, 09/01/2054(f)	5,482,000	5,551,553
Entergy Corp., 7.13%, 12/01/2054(f)	5,497,000	5,633,777
Vistra Operations Co. LLC,
5.00%, 07/31/2027(b)	1,981,000	1,976,464
7.75%, 10/15/2031(b)	3,410,000	3,617,884
6.88%, 04/15/2032(b)	4,415,000	4,595,869
		27,170,768
Electrical Components & Equipment–0.49%
EnerSys, 6.63%, 01/15/2032(b)	5,530,000	5,651,560
Electronic Components–0.51%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)(d)	2,752,000	2,446,522
6.63%, 07/15/2032(b)	3,300,000	3,332,142
		5,778,664
Environmental & Facilities Services–1.00%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	5,988,000	5,761,018
3.50%, 09/01/2028(b)	4,431,000	4,223,565
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	1,453,000	1,499,525
		11,484,108
Principal Amount		Value
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b)	$700,000	$676,589
12.00%, 02/15/2031(b)	350,000	321,074
		997,663
Gold–1.02%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	11,369,000	11,623,461
Health Care Facilities–1.69%
Select Medical Corp., 6.25%, 12/01/2032(b)(d)	5,473,000	5,428,836
Tenet Healthcare Corp.,
6.13%, 10/01/2028	5,369,000	5,380,398
4.25%, 06/01/2029	6,654,000	6,394,083
6.75%, 05/15/2031	2,127,000	2,192,250
		19,395,567
Health Care REITs–0.75%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(g)	8,919,000	8,572,836
Health Care Services–1.71%
Community Health Systems, Inc.,
6.88%, 04/15/2029(b)	3,623,000	3,031,201
5.25%, 05/15/2030(b)	4,422,000	3,985,994
4.75%, 02/15/2031(b)	4,177,000	3,578,875
DaVita, Inc.,
6.88%, 09/01/2032(b)	2,730,000	2,775,037
6.75%, 07/15/2033(b)	2,895,000	2,926,880
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(b)	2,411,000	1,924,629
5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(b)(e)	1,367,000	1,348,990
		19,571,606
Health Care Supplies–0.49%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	3,007,000	2,836,297
5.25%, 10/01/2029(b)	2,870,000	2,806,930
		5,643,227
Home Improvement Retail–0.04%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	585,000	470,372
Hotel & Resort REITs–2.00%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	5,639,000	5,739,455
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(b)	3,234,000	3,184,847
4.00%, 09/15/2029(b)	2,679,000	2,451,814
Service Properties Trust,
4.75%, 10/01/2026	5,906,000	5,817,160
4.38%, 02/15/2030(d)	7,076,000	5,712,132
		22,905,408
Hotels, Resorts & Cruise Lines–1.23%
Carnival Corp.,
5.88%, 06/15/2031(b)	3,810,000	3,814,667
6.13%, 02/15/2033(b)(d)	4,640,000	4,654,358
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	$5,621,000	$5,662,905
		14,131,930
Household Products–0.49%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	6,011,000	5,653,222
Housewares & Specialties–0.50%
Newell Brands, Inc., 6.38%, 05/15/2030	6,078,000	5,725,140
Independent Power Producers & Energy Traders–1.30%
Vistra Corp.,
8.00%(b)(f)(h)	3,217,000	3,303,656
Series C, 8.88%(b)(f)(h)	10,703,000	11,523,214
		14,826,870
Industrial Machinery & Supplies & Components–1.74%
Enpro, Inc., 6.13%, 06/01/2033(b)	5,810,000	5,867,736
ESAB Corp., 6.25%, 04/15/2029(b)	8,295,000	8,445,140
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	5,895,000	5,635,095
		19,947,971
Insurance Brokers–1.95%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	5,617,000	5,748,825
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	550,000	569,099
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	550,000	568,790
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	1,150,000	1,181,484
HUB International Ltd.,
7.25%, 06/15/2030(b)	2,693,000	2,806,233
7.38%, 01/31/2032(b)	5,567,000	5,813,195
USI, Inc., 7.50%, 01/15/2032(b)	5,355,000	5,619,853
		22,307,479
Integrated Telecommunication Services–4.56%
Altice France Holding S.A. (Luxembourg),
10.50%, 05/15/2027(b)	1,750,000	627,121
6.00%, 02/15/2028(b)	1,950,000	711,908
Altice France S.A. (France),
5.50%, 01/15/2028(b)	5,092,000	4,387,843
5.50%, 10/15/2029(b)	7,750,000	6,590,605
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	2,700,000	2,745,225
7.00%, 04/15/2032(b)	2,632,000	2,652,210
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	8,138,000	8,595,431
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	$309,000	$258,015
4.88%, 06/15/2029(b)	1,521,000	1,389,028
3.75%, 07/15/2029(b)	527,000	435,128
4.50%, 04/01/2030(b)(d)	2,523,000	2,231,518
3.88%, 10/15/2030(b)(d)	703,000	595,792
4.00%, 04/15/2031(b)	1,032,000	859,140
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	2,997,000	3,027,267
7.72%, 06/04/2038	8,099,000	8,466,217
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	8,027,000	8,578,856
		52,151,304
Internet Services & Infrastructure–0.04%
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	500,000	483,338
Investment Banking & Brokerage–0.48%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	5,231,000	5,537,976
Leisure Products–0.51%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	5,558,000	5,783,324
Metal, Glass & Plastic Containers–1.00%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	5,500,000	5,517,286
OI European Group B.V., 4.75%, 02/15/2030(b)(d)	6,246,000	5,886,333
		11,403,619
Movies & Entertainment–0.74%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	9,538,000	8,512,057
Multi-line Insurance–0.99%
Acrisure LLC/Acrisure Finance, Inc.,
6.00%, 08/01/2029(b)	2,865,000	2,775,612
7.50%, 11/06/2030(b)	8,282,000	8,551,571
		11,327,183
Multi-Utilities–0.47%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(f)	5,420,000	5,423,012
Office REITs–0.46%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	5,563,000	5,306,749
Oil & Gas Drilling–1.48%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	5,480,000	5,521,248
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	5,563,000	5,579,655
Transocean, Inc., 8.50%, 05/15/2031(b)	6,821,000	5,868,245
		16,969,148
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Oil & Gas Exploration & Production–1.96%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	$11,068,000	$11,350,057
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	5,625,000	5,549,125
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	5,575,000	5,515,292
		22,414,474
Oil & Gas Refining & Marketing–0.52%
Sunoco L.P., 6.25%, 07/01/2033(b)	5,972,000	5,976,728
Oil & Gas Storage & Transportation–3.93%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	5,433,000	5,553,493
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	5,510,000	5,708,258
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032(d)	1,565,000	1,586,196
8.00%, 05/15/2033	4,077,000	4,140,483
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	5,008,000	5,186,585
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	190,000	114,185
NFE Financing LLC, 12.00%, 11/15/2029(b)	2,021,000	868,896
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	5,365,000	5,461,640
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	5,275,000	5,615,085
9.00%(b)(f)(h)	11,428,000	10,789,638
		45,024,459
Other Specialized REITs–0.45%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	5,528,000	5,185,068
Other Specialty Retail–0.12%
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	1,025,000	499,688
Staples, Inc., 10.75%, 09/01/2029(b)	1,000,000	910,281
		1,409,969
Packaged Foods & Meats–0.51%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	6,325,000	5,839,475
Paper & Plastic Packaging Products & Materials–1.22%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	8,253,000	8,346,491
Sealed Air Corp.,
5.00%, 04/15/2029(b)	2,890,000	2,839,570
6.88%, 07/15/2033(b)	2,650,000	2,778,066
		13,964,127
Passenger Airlines–0.79%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	8,004,000	7,864,752
Principal Amount		Value
Passenger Airlines–(continued)
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(d)	$1,153,000	$1,141,309
		9,006,061
Passenger Ground Transportation–0.08%
Hertz Corp. (The),
4.63%, 12/01/2026(b)	505,000	446,424
5.00%, 12/01/2029(b)(d)	661,000	449,945
		896,369
Personal Care Products–0.51%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	5,860,000	5,859,034
Pharmaceuticals–1.26%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	7,449,000	7,379,292
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	4,080,000	4,022,982
Bausch Health Cos., Inc.,
5.00%, 02/15/2029(b)	948,000	606,639
6.25%, 02/15/2029(b)	1,058,000	691,717
5.25%, 01/30/2030(b)	2,089,000	1,187,462
5.25%, 02/15/2031(b)	1,065,000	570,669
Par Pharmaceutical, Inc., 0.00%, 04/01/2027(g)(i)	3,499,000	0
		14,458,761
Reinsurance–0.49%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(f)	5,815,000	5,642,000
Renewable Electricity–0.47%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	5,434,000	5,376,401
Security & Alarm Services–0.48%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	5,300,000	5,441,319
Single-Family Residential REITs–0.51%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	5,793,000	5,822,145
Specialized Consumer Services–0.80%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	9,191,000	8,607,682
Sotheby’s, 7.38%, 10/15/2027(b)	600,000	593,825
		9,201,507
Specialized Finance–0.72%
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	7,977,000	8,279,512
Specialty Chemicals–0.50%
Celanese US Holdings LLC, 7.20%, 11/15/2033(d)	5,513,000	5,759,376
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Steel–0.47%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(d)	$2,913,000	$2,870,881
7.00%, 03/15/2032(b)(d)	1,586,000	1,369,983
6.25%, 10/01/2040	1,485,000	1,081,170
		5,322,034
Systems Software–0.14%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,587,000	1,579,134
Technology Hardware, Storage & Peripherals–0.07%
Xerox Corp.,
4.80%, 03/01/2035	239,000	118,291
6.75%, 12/15/2039	196,000	98,285
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	763,000	536,056
		752,632
Telecom Tower REITs–0.49%
SBA Communications Corp., 3.13%, 02/01/2029	6,055,000	5,637,819
Trading Companies & Distributors–2.99%
Air Lease Corp., Series B, 4.65%(f)(h)	8,675,000	8,554,750
Aircastle Ltd., 5.25%(b)(f)(h)	14,742,000	14,675,987
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	10,910,000	11,000,542
		34,231,279
Wireless Telecommunication Services–1.49%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	6,268,000	5,761,008
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	12,538,000	11,283,579
		17,044,587
Total U.S. Dollar Denominated Bonds & Notes (Cost $984,498,637)		985,466,521
Variable Rate Senior Loan Interests–7.79%(j)(k)
Advertising–0.49%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 4.10%), 08/23/2028	5,735,863	5,642,655
Aerospace & Defense–1.02%
TransDigm, Inc., Term Loan L, 6.80% (3 mo. Term SOFR + 2.50%), 01/19/2032	11,673,395	11,683,317
Automobile Manufacturers–0.48%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan B, 7.08% (1 mo. Term SOFR + 2.75%), 01/15/2032	5,465,000	5,458,169
Broadcasting–0.28%
Gray Media, Inc., Term Loan D, 7.44% (1 mo. Term SOFR + 3.00%), 12/01/2028	3,266,127	3,160,598
Principal Amount		Value
Cable & Satellite–0.42%
CSC Holdings LLC,
Term Loan, 9.00% (1 mo. USD LIBOR + 2.50%), 04/15/2027	$2,374,935	$2,333,373
Term Loan B, 8.83% (1 mo. Term SOFR + 4.50%), 01/15/2028	2,448,737	2,422,720
		4,756,093
Electronic Manufacturing Services–0.77%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, —%, 08/04/2031(l)	8,812,857	8,781,219
Health Care Services–0.51%
MPH Acquisition Holdings LLC, Term Loan, 8.03% (3 mo. Term SOFR + 3.75%), 12/31/2030	5,920,000	5,838,600
Hotels, Resorts & Cruise Lines–0.25%
Carnival Corp., Term Loan B, 6.33% (1 mo. Term SOFR + 2.00%), 10/18/2028	2,875,000	2,879,672
Oil & Gas Storage & Transportation–0.50%
Prairie Acquiror L.P., Term Loan B, 8.58% (1 mo. Term SOFR + 4.25%), 08/01/2029	5,695,162	5,732,551
Other Specialty Retail–0.51%
Petco Health & Wellness Co., Inc., First Lien Term Loan, 7.81% (3 mo. Term SOFR + 3.25%), 03/02/2028	6,275,000	5,830,699
Passenger Airlines–0.31%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, —%, 05/07/2032(l)	3,535,000	3,554,142
Pharmaceuticals–0.50%
Endo Finance Holdings, Inc., Term Loan B, 8.33% (1 mo. Term SOFR + 4.00%), 04/23/2031	5,845,625	5,725,088
Real Estate Development–0.99%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, 7.58% (1 mo. Term SOFR + 3.25%), 01/31/2030	5,180,508	5,219,361
Term Loan B2, 7.07% (1 mo. Term SOFR + 2.75%), 01/31/2030(i)	500,000	502,500
Greystar Real Estate Partners LLC, Term Loan B, 7.08% (3 mo. Term SOFR + 2.75%), 08/21/2030(i)	5,609,896	5,609,897
		11,331,758
Wireless Telecommunication Services–0.76%
X Corp.,
Term Loan B, 9.50%, 10/27/2029	5,270,000	5,252,293
Term Loan B , 10.95% (3 mo. SOFR + 6.50%), 10/27/2029	3,516,008	3,486,455
		8,738,748
Total Variable Rate Senior Loan Interests (Cost $89,050,906)		89,113,309
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Shares		Value
Exchange-Traded Funds–3.03%
iShares Broad USD High Yield Corporate Bond ETF (Cost $34,146,200)(d)		935,000	$34,623,050
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.21%(m)
Integrated Telecommunication Services–0.69%
Altice France S.A. (France), 3.38%, 01/15/2028(b)	EUR	2,450,000	2,368,052
Eutelsat S.A. (France), 9.75%, 04/13/2029(b)	EUR	4,650,000	5,554,817
			7,922,869
Metal, Glass & Plastic Containers–0.52%
Ball Corp., 4.25%, 07/01/2032	EUR	5,155,000	5,957,141
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,136,972)			13,880,010
	Shares
Common Stocks & Other Equity Interests–0.18%
Alternative Carriers–0.02%
Lumen Technologies, Inc.(n)		43,000	168,560
Broadcasting–0.05%
E.W. Scripps Co. (The), Class A(n)		55,000	122,100
Gray Media, Inc.		55,000	218,350
Sinclair, Inc.		15,000	210,450
			550,900
Broadline Retail–0.00%
Americanas S.A. (Brazil)(n)		41,300	37,043
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(n)		13,766	9,916
			46,959
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Luxembourg)(i)		29	132
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(n)		28,014	16,387
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(n)		1,495,460	849
			17,236
Shares		Value
Hotel & Resort REITs–0.05%
Service Properties Trust	250,000	$580,000
Leisure Products–0.00%
HF Holdings, Inc.(i)	36,820	0
Movies & Entertainment–0.02%
Lionsgate Studios Corp.(n)	28,000	202,440
Starz Entertainment Corp.(n)	1,866	39,111
		241,551
Other Specialized REITs–0.02%
Uniti Group, Inc.	40,000	172,000
Trading Companies & Distributors–0.02%
Avation PLC (Singapore)	125,000	247,852
Total Common Stocks & Other Equity Interests (Cost $9,355,531)		2,025,190
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(o)(p)	3,647,822	3,647,822
Invesco Treasury Portfolio, Institutional Class, 4.22%(o)(p)	6,774,015	6,774,015
Total Money Market Funds (Cost $10,421,837)		10,421,837
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $1,140,610,083)		1,135,529,917
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.08%
Invesco Private Government Fund, 4.29%(o)(p)(q)	19,321,535	19,321,535
Invesco Private Prime Fund, 4.45%(o)(p)(q)	50,284,078	50,294,135
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,615,670)		69,615,670
TOTAL INVESTMENTS IN SECURITIES–105.29% (Cost $1,210,225,753)		1,205,145,587
OTHER ASSETS LESS LIABILITIES—(5.29)%		(60,505,826)
NET ASSETS–100.00%		$1,144,639,761
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $845,887,080, which represented 73.90% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2025 was $2,018,243, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at May 31, 2025.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Zero coupon bond issued at a discount.
(h)	Perpetual bond with no specified maturity date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Non-income producing security.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,461,156	$79,067,364	$(85,880,698)	$-	$-	$3,647,822	$142,375
Invesco Treasury Portfolio, Institutional Class	19,427,352	146,839,389	(159,492,726)	-	-	6,774,015	259,032
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,262	50,654,986	(31,339,713)	-	-	19,321,535	76,003*
Invesco Private Prime Fund	17,551	104,774,708	(54,497,181)	-	(943)	50,294,135	214,339*
Total	$29,912,321	$381,336,447	$(331,210,318)	$-	$(943)	$80,037,507	$691,749

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Barclays Bank PLC	EUR	3,500,000	USD	4,002,084	$12,897
07/31/2025	Goldman Sachs International	EUR	1,000,000	USD	1,139,903	135
Subtotal—Appreciation						13,032
Currency Risk
07/31/2025	HSBC Bank USA	EUR	10,500,000	USD	11,801,974	(165,589)
07/31/2025	State Street Bank & Trust Co.	EUR	3,500,000	USD	3,982,268	(6,920)
07/31/2025	State Street Bank & Trust Co.	GBP	2,500,000	USD	3,324,498	(44,714)
Subtotal—Depreciation						(217,223)
Total Forward Foreign Currency Contracts						$(204,191)

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$985,466,521	$0	$985,466,521
Variable Rate Senior Loan Interests	—	83,000,912	6,112,397	89,113,309
Exchange-Traded Funds	34,623,050	—	—	34,623,050
Non-U.S. Dollar Denominated Bonds & Notes	—	13,880,010	—	13,880,010
Common Stocks & Other Equity Interests	1,760,819	264,239	132	2,025,190
Money Market Funds	10,421,837	69,615,670	—	80,037,507
Total Investments in Securities	46,805,706	1,152,227,352	6,112,529	1,205,145,587
Other Investments - Assets*
Forward Foreign Currency Contracts	—	13,032	—	13,032
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(217,223)	—	(217,223)
Total Other Investments	—	(204,191)	—	(204,191)
Total Investments	$46,805,706	$1,152,023,161	$6,112,529	$1,204,941,396

*	Unrealized appreciation (depreciation).
Invesco High Yield Fund